Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2019	December 31, 2018
Term loan facilities, net of debt issuance costs (a)	$22,207	$24,023
Senior financing (b)	2,504	8,645
Convertible debt (c)	17,431	17,382
Other bank financing (d)	5,105	3,744
Capital lease obligations (e)	1,632	1,516
Balance, end of period	48,879	55,310
Current portion	(13,567)	(10,327)
Long-term portion	$35,312	$44,983

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the long-term debt, including the convertible debt if it is not converted to common shares (see (c) above), is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2020	$7,858	$741	$—	$4,378	$590	$13,567
2021	9,846	834	17,431	338	545	28,994
2022	2,311	929	—	389	275	3,904
2023	2,192	—	—	—	150	2,342
2024 and thereafter	—	—	—	—	72	72
	$22,207	$2,504	$17,431	$5,105	$1,632	$48,879
The minimum repayments including interest are as follows, for the years ending December 31:

2020	$5,936
2021	7,268
2022	5,103
2023	1,162
2024	1,637
2025 and thereafter	5,122
$26,228